Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 12: Related Party Transactions

Relationship Between HGV and Hilton after the Spin-Off

On January 3, 2017, when the spin-off was completed, Hilton and Park ceased to be related parties of HGV. In connection with the spin-off, we entered into certain agreements with Hilton (who at the time was a related party) and other third parties. See Key Agreements Related to the Spin-Off section in Part I - Item 1. Business of our Annual Report on Form 10-K for the year ended December 31, 2016 for further information.

HNA Tourism Group Co., Ltd.

On March 15, 2017, Blackstone completed the previously announced sale of 24,750,000 shares of our common stock to HNA Tourism Group Co., Ltd. (“HNA”), representing approximately 25 percent of the outstanding shares of our common stock.

In connection with the consummation of the sale, we adopted our amended and restated by-laws, effective March 15, 2017, to remove references to Blackstone’s ownership of at least 40 percent of the total voting power of our common stock and revised certain provisions referencing the Blackstone Stockholders Agreement, as appropriate, to include references to the HNA Stockholder Agreement.

The Blackstone Group

As of March 31, 2017, Blackstone held 15,008,689 shares, or approximately 15 percent of our outstanding common stock. On May 25, 2017, The Blackstone Group L.P. (“Blackstone”) filed a Registration Statement on Form S-1 and registered all of our common stock held by them. On June 14, 2017, Blackstone entered into an underwriting agreement with J.P. Morgan Securities LLC pursuant to which J.P. Morgan Securities LLC agreed to purchase from Blackstone 9,650,000 shares of our common stock at a price of $35.40 per share. The sale was completed on June 20, 2017. We did not receive any proceeds from the sale. As of June 30, 2017, Blackstone held approximately five percent of the outstanding shares of our common stock.

The following table summarizes amounts included in our condensed consolidated statements of operations related to a fee-for-service arrangement with a Blackstone affiliate to sell VOIs on their behalf:

	Three Months Ended June 30,		Six Months Ended June 30,
($ in millions)	2017	2016	2017	2016
Commission and other fees	$42	$44	$93	$88

Also related to the fee-for-service agreement, as of June 30, 2017 and December 31, 2016, we recognized receivables of $8 million and $20 million, respectively.

Note 17: Related Party Transactions

Hilton Worldwide Holdings Inc.

We have a number of existing arrangements whereby Hilton and others have provided services to us. In connection with the spin-off, we will enter into agreements with Hilton and others that have either not existed historically, or that may be on different terms than the terms of the arrangement or agreements that existed prior to the spin-off. These consolidated financial statements do not reflect the effect of these new and/or revised agreements.

The following tables summarize amounts included in our consolidated financial statements related to the arrangements with Hilton:

	December 31,
($ in millions)	2016	2015
Consolidated Balance Sheets
Assets:
Accounts receivable, net
Due from Hilton	$5	$—
Liabilities:
Accounts payable, accrued expenses, and other
Due to Hilton	$5	$13

	Year Ended December 31,
($ in millions)	2016	2015	2014
Consolidated Statements of Operations
Expenses:
General and administrative
Allocated general and administrative	$27	$13	$8
Shared services	12	11	10
Defined contribution plan	7	7	6
Insurance	2	2	2
License fee expense	80	74	62
Interest expense
Related party interest expense	2	—	—

Shared Services and Corporate allocations

Our consolidated financial statements include costs for services provided to us by Hilton including, but not limited to, information technology support, financial services, human resources and other shared services. Historically, these costs were charged to us on a basis determined by Hilton to reflect a reasonable allocation of actual costs incurred to perform the services. Additionally, Hilton allocated indirect general and administrative costs to us for certain functions and services provided to us, including, but not limited to, executive office, finance and other administrative support.

The allocations may not, however, reflect the expense we would have incurred as an independent, publicly traded company for the periods presented. Actual costs that might have been incurred had we been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions we might have performed ourselves or outsourced and strategic decisions we might have made in areas such as information technology and infrastructure. Following the spin-off, we will perform these functions using our own resources or purchased services from either Hilton or third parties. For an interim period some of these functions will continue to be provided by Hilton under one or more transition services agreements (“TSAs”). In addition to TSAs, we will enter into a number of commercial agreements with Hilton in connection with the spin-off, many of which are expected to have terms longer than one year.

Insurance

Hilton provides us with insurance coverage for general liability, group health insurance, property, business interruption and other risks with respect to business operations and charges us a fee based on estimates of claims.

Hilton Grand Vacations Brand

We license the Hilton Grand Vacations brand from Hilton and pay them an annual fee based on a percentage of revenue for rights to operate under this brand. After the spin-off, we will continue to license the brand and have the exclusive right to develop, market, sell and manage VOI and related products under the Hilton Grand Vacations brand.

Defined Contribution Plan

Hilton administers and maintains a defined contribution plan for the benefit of Hilton employees meeting certain eligibility requirements who elect to participate in the plan. Contributions are determined based on a specified percentage of salary deferrals by participating employees.

Hilton Honors Program

We participate in Hilton’s guest loyalty program, Hilton Honors. Club members can exchange Club points for Hilton Honors points, which we purchase from Hilton. Hilton maintains and administers the program. We pay Hilton in advance based on an estimated cost per point for the costs of future club exchanges. The associated expense is included in respective operating expenses line item based on the revenue stream in our consolidated statement of operations. For the years ended December 31, 2016, 2015 and 2014, we paid Hilton $58 million, $56 million and $48 million, respectively, for Hilton Honors points. Our prepaid expenses, included in Other assets in our consolidated balance sheets, include the amount of Hilton Honors points purchased from Hilton for future redemptions. The prepaid expense is amortized into earnings evenly through the year.

Cash Management

Hilton used a centralized approach for cash management. Historically, up until October 2016, the majority of our cash was transferred to Hilton daily, and Hilton funded our operating and investing activities as needed. Accordingly, the cash and cash equivalents held by Hilton at the corporate level were not allocated to us for any of the periods presented prior to October 2016. As a result of the spin-off, beginning in the fourth quarter of 2016, we no longer transferred our cash to Hilton. We reflect transfers of cash to and from Hilton’s cash management system as a component of Total equity (deficit) in our consolidated balance sheets.

Net Parent Transfers

The components of Net transfers (to) from Parent in the consolidated statements of stockholders’ equity (deficit) were as follows:

	December 31,
($ in millions)	2016	2015	2014
Cash pooling and general financing activities	$(715)	$(39)	$(152)
Corporate allocations	53	42	44
Income taxes	95	92	69

Net transfers (to) from Parent	$(567)	$95	$(39)

Hotel Conversions and Other Hotel Transactions

In 2016, Hilton transferred to us certain assets and related deferred tax liabilities for conversion to vacation ownership units:

($ in millions)	Assets	Deferred Tax Liabilities	Parent Capital Contribution
Certain floors at the Hilton New York (1)(2)	$33	$9	$17
Certain floors at the Embassy Suites Washington, DC	40	7	33
Hotel tower and restaurant at the Hilton Waikoloa Village (2)	178	49	129
Land parcel adjacent to Hilton Waikoloa Village	54	16	38

(1)	Parent capital contribution includes the release of the $7 million included in Other assets in our consolidated balance sheets. See below for further discussion.
(2)	Certain floors at the Hilton New York and a hotel tower and restaurant at the Hilton Waikoloa Village, which were transferred to us in 2016, will be subject to a lease arrangement with Park whereby Park will retain the right to occupy and operate certain floors of the properties with lease terms expiring on September 30, 2017 and December 31, 2019, respectively.

In 2014, we entered into a purchase and sale agreement with a wholly-owned subsidiary of Hilton for $22 million to transfer certain floors of the Hilton New York to us for conversion to vacation ownership units in phases for sale as deeded fee simple interests in perpetuity. In 2014, certain floors were transferred into our inventory with a net book value of $45 million and as of December 31, 2015 and 2014, we had a $7 million asset, reflected in our consolidated balance sheets as Other assets related to the floors paid but not yet transferred to us. We recognized $30 million as a capital contribution from Hilton for the difference between the cash paid and the net book value of the floors during the year ended December 31, 2014. The wholly-owned subsidiary of Hilton reserved exclusive rights to occupy and operate these floors for specific periods of time, which represents a lease arrangement. The lease term on the remaining floors expired on December 31, 2016.

In 2014, in connection with a sale of certain land and easement rights for a timeshare project, we transferred $14 million of development costs capitalized in inventory to a wholly-owned subsidiary of Hilton, which was reflected as a Distribution to Parent in our consolidated statements of stockholders’ equity (deficit). Additionally, in 2014, our Parent transferred $18 million of land to us related to a timeshare project, which was reflected as a Capital contribution from Parent in our consolidated statements of stockholders’ equity (deficit).

We pay rental fees and fees for other amenities to certain Hilton wholly owned hotels. During the years ended December 31, 2016, 2015 and 2014, we paid fees of $27 million, $25 million and $28 million, respectively, included in our consolidated statements of operations.

The Blackstone Group

For the years ended December 31, 2016, 2015 and 2014, we earned commissions and other fees of $177 million, $154 million and $30 million, respectively, in our consolidated statements of operations, related to a fee-for-service agreement with a Blackstone affiliate to sell VOIs at a property. Also related to the fee-for-service agreement, as of December 31, 2016 and 2015, we recognized receivables of $20 million and $5 million, respectively in our consolidated balance sheets. Additionally, for the year ended December 31, 2016, we paid less than $1 million to a Blackstone affiliate related to information technology consulting services. On October 24, 2016, Blackstone agreed to sell 25 percent of their outstanding shares of common stock of Hilton to HNA Tourism Group.

In November 2016, we issued $300 million aggregate principal amount of 6.125 percent senior notes due 2024, of which $75 million is held by Blackstone. See Note 10: Debt & Non-recourse debt for further discussion.